Transamerica Financial Life Insurance Company
4 Manhattanville Road
Purchase, New York 10577
March 9, 2010
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	Transamerica Partners Variable Funds (the “Registrant”) (1933 Act File No.: 033-73734) (1940 Act File No.: 811-08264)
Ladies and Gentlemen:
As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Transamerica Partners Variable Funds, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30e-1 under the Act, the following annual reports were filed, or will be filed, with the Commission via EDGAR:
•	Transamerica Partners Portfolios, SEC File No. 811-08272

•	Calvert Variable Series, Inc., SEC File No. 811-03591
To the extent necessary, these filings are incorporated by reference.
Very truly yours,
Elizabeth L. Belanger
Vice President and Senior Counsel